Columbia Variable Portfolio – Contrarian Core Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 11.5%
Entertainment 2.4%
Take-Two Interactive Software, Inc.(a)	149,862	23,035,288
Walt Disney Co. (The)	140,823	13,545,765
Total		36,581,053
Interactive Media & Services 7.7%
Alphabet, Inc., Class A	184,265	30,560,350
Alphabet, Inc., Class C	176,937	29,582,097
Meta Platforms, Inc., Class A	82,741	47,364,258
Pinterest, Inc., Class A(a)	258,219	8,358,549
Total		115,865,254
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.	99,353	20,502,485
Total Communication Services		172,948,792
Consumer Discretionary 8.2%
Automobiles 1.3%
Tesla, Inc.(a)	73,128	19,132,479
Broadline Retail 6.2%
Amazon.com, Inc.(a)	367,270	68,433,419
eBay, Inc.	377,384	24,571,472
Total		93,004,891
Textiles, Apparel & Luxury Goods 0.7%
Tapestry, Inc.	245,892	11,552,006
Total Consumer Discretionary		123,689,376
Consumer Staples 6.1%
Consumer Staples Distribution & Retail 2.2%
Sysco Corp.	193,576	15,110,542
Walmart, Inc.	228,428	18,445,561
Total		33,556,103
Food Products 1.2%
Mondelez International, Inc., Class A	247,206	18,211,666
Household Products 1.6%
Procter & Gamble Co. (The)	135,925	23,542,210
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Care Products 1.1%
Coty, Inc., Class A(a)	904,941	8,497,396
Estee Lauder Companies, Inc. (The), Class A	75,772	7,553,711
Total		16,051,107
Total Consumer Staples		91,361,086
Energy 3.2%
Oil, Gas & Consumable Fuels 3.2%
Canadian Natural Resources Ltd.	338,874	11,254,005
Chevron Corp.	159,108	23,431,835
EOG Resources, Inc.	109,048	13,405,271
Total		48,091,111
Total Energy		48,091,111
Financials 12.9%
Banks 3.5%
Bank of America Corp.	346,790	13,760,627
JPMorgan Chase & Co.	127,586	26,902,784
Wells Fargo & Co.	213,267	12,047,453
Total		52,710,864
Capital Markets 3.5%
BlackRock, Inc.	26,095	24,777,463
Charles Schwab Corp. (The)	234,205	15,178,826
S&P Global, Inc.	24,856	12,841,107
Total		52,797,396
Consumer Finance 0.8%
American Express Co.	44,612	12,098,774
Financial Services 3.9%
Block, Inc., Class A(a)	201,139	13,502,461
MasterCard, Inc., Class A	43,090	21,277,842
Visa, Inc., Class A	85,412	23,484,030
Total		58,264,333
Insurance 1.2%
Aon PLC, Class A	52,968	18,326,398
Total Financials		194,197,765

Columbia Variable Portfolio – Contrarian Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.4%
Biotechnology 3.4%
AbbVie, Inc.	132,137	26,094,415
Biogen, Inc.(a)	47,044	9,119,009
BioMarin Pharmaceutical, Inc.(a)	106,633	7,495,234
Vertex Pharmaceuticals, Inc.(a)	19,469	9,054,642
Total		51,763,300
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	112,760	12,855,767
Boston Scientific Corp.(a)	181,116	15,177,521
Total		28,033,288
Health Care Providers & Services 1.7%
Elevance Health, Inc.	49,364	25,669,280
Life Sciences Tools & Services 2.9%
Bruker Corp.	44,390	3,065,574
Illumina, Inc.(a)	77,563	10,114,991
IQVIA Holdings, Inc.(a)	41,858	9,919,090
Thermo Fisher Scientific, Inc.	34,402	21,280,045
Total		44,379,700
Pharmaceuticals 2.5%
Eli Lilly & Co.	25,666	22,738,536
Pfizer, Inc.	510,750	14,781,105
Total		37,519,641
Total Health Care		187,365,209
Industrials 8.0%
Aerospace & Defense 2.9%
Boeing Co. (The)(a)	20,881	3,174,747
General Electric Co.	37,764	7,121,535
L3Harris Technologies, Inc.	40,202	9,562,850
RTX Corp.	198,513	24,051,835
Total		43,910,967
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	77,990	10,633,157
Electrical Equipment 0.2%
GE Vernova, Inc.(a)	10,572	2,695,649
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 2.0%
Uber Technologies, Inc.(a)	199,928	15,026,588
Union Pacific Corp.	61,506	15,159,999
Total		30,186,587
Industrial Conglomerates 1.6%
Honeywell International, Inc.	113,534	23,468,613
Machinery 0.3%
Parker-Hannifin Corp.	6,859	4,333,654
Passenger Airlines 0.3%
United Airlines Holdings, Inc.(a)	88,854	5,070,009
Total Industrials		120,298,636
Information Technology 30.3%
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity PLC	71,055	10,728,594
IT Services 1.7%
Accenture PLC, Class A	30,560	10,802,349
International Business Machines Corp.	67,034	14,819,877
Total		25,622,226
Semiconductors & Semiconductor Equipment 10.8%
Advanced Micro Devices, Inc.(a)	58,043	9,523,695
Entegris, Inc.	84,818	9,544,570
Lam Research Corp.	21,449	17,504,100
Marvell Technology, Inc.	102,471	7,390,208
NVIDIA Corp.	820,427	99,632,655
ON Semiconductor Corp.(a)	174,775	12,690,413
QUALCOMM, Inc.	37,560	6,387,078
Total		162,672,719
Software 10.7%
Adobe, Inc.(a)	24,117	12,487,300
Autodesk, Inc.(a)	58,680	16,165,166
Intuit, Inc.	25,648	15,927,408
Microsoft Corp.	245,705	105,726,862
Palo Alto Networks, Inc.(a)	31,487	10,762,257
Total		161,068,993
Technology Hardware, Storage & Peripherals 6.4%
Apple, Inc.	411,536	95,887,888
Total Information Technology		455,980,420
Columbia Variable Portfolio – Contrarian Core Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.0%
Chemicals 1.1%
Sherwin-Williams Co. (The)	43,918	16,762,183
Containers & Packaging 0.3%
Avery Dennison Corp.	20,472	4,519,399
Metals & Mining 1.6%
Newmont Corp.	445,318	23,802,247
Total Materials		45,083,829
Real Estate 1.3%
Specialized REITs 1.3%
American Tower Corp.	84,525	19,657,134
Total Real Estate		19,657,134
Utilities 1.9%
Multi-Utilities 1.9%
DTE Energy Co.	107,449	13,797,526
Public Service Enterprise Group, Inc.	175,574	15,662,957
Total		29,460,483
Total Utilities		29,460,483
Total Common Stocks (Cost $987,065,199)		1,488,133,841

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	19,477,337	19,475,389
Total Money Market Funds (Cost $19,473,240)		19,475,389
Total Investments in Securities (Cost: $1,006,538,439)		1,507,609,230
Other Assets & Liabilities, Net		(1,395,908)
Net Assets		1,506,213,322
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	22,892,473	242,831,098	(246,250,331)	2,149	19,475,389	(352)	912,372	19,477,337
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Contrarian Core Fund  | 2024

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